UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21197
                                   811-21300

Name of Fund: WCMA Government Securities Fund and
              Master Government Securities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      WCMA Government Securities Fund and Master Government Securities LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2009

Date of reporting period: 04/01/2008 - 06/30/2008

Item 1 - Schedule of Investments

WCMA Government Securities Fund
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                    Beneficial
                                      Interest
                                         (000)      Mutual Fund                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      $465,833      Master Government Securities LLC                                   $533,152,505
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Investments  (Cost - $533,152,505) - 100.0%                   533,152,505

                                                    Liabilities in Excess of Other Assets - (0.0%)                          (58,134)
                                                                                                                       ------------
                                                    Net Assets - 100.0%                                                $533,094,371
                                                                                                                       ============

o Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
      Valuation                                                   Investments in
      Inputs                                                          Securities
      --------------------------------------------------------------------------
      Level 1                                                                 --
      Level 2                                                      $ 533,152,505
      Level 3                                                                 --
      --------------------------------------------------------------------------
      Total                                                        $ 533,152,505
      ==========================================================================

Master Government Securities LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                 Interest           Maturity              Par
Issue                                                             Rate(s)             Date               (000)                Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations (a) - 27.9%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills                                             1.30-1.88%          7/03/2008          $ 13,495        $ 13,493,305
                                                               1.625-1.931          7/10/2008            37,470          37,450,387
                                                                1.46-1.88           7/17/2008            56,871          56,824,263
                                                               1.205-1.532          7/24/2008            12,373          12,360,908
                                                                1.39-1.83           7/31/2008           100,000          99,861,361
                                                                1.60-1.83           8/07/2008            53,528          53,434,452
                                                                   1.80             8/14/2008            10,000           9,977,500
                                                                   1.87             8/21/2008            20,000          19,945,978
                                                                   1.935            9/11/2008            14,466          14,409,239
                                                               1.935-2.25          12/26/2008            10,000           9,888,125
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Obligations (Cost - $327,645,518)                                                                 327,645,518
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements (b) - 72.2%
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Securities LLC, purchased on 6/25/2008 to yield 1.95%
to 7/02/2008, repurchase price $60,522,940, collateralized by GNMA, 6% - 6.50%
due 10/15/2037 to 6/20/2038                                                                              60,500          60,500,000

Barclays Capital Inc., purchased on 4/21/2008 to yield 2% to
7/21/2008, repurchase price $64,122,544, collateralized by GNMA,
5.50% due 12/15/2037                                                                                     63,800          63,800,000

Citigroup Global Markets Inc., purchased on 6/25/2008 to yield 2%
to 7/02/2008, repurchase price $60,523,528, collateralized by
GNMA, 6% due 6/20/2038                                                                                   60,500          60,500,000

Credit Suisse Securities (USA) LLC, purchased on 5/01/2008 to yield 1.89% to
8/01/2008, repurchase price $62,500,426, collateralized by GNMA, 4.50%
- 13% due 9/20/2012 to 6/20/2038                                                                         62,200          62,200,000

Deutsche Bank Securities Inc., purchased on 6/25/2008 to yield 2%
to 7/02/2008, repurchase price $60,523,528, collateralized by
GNMA, 4.50% - 7% due 10/15/2018 to 5/15/2038                                                             60,500          60,500,000

Goldman Sachs & Co., Inc., purchased on 4/16/2008 to yield 2% to
7/15/2008, repurchase price $64,923,000, collateralized by GNMA, 4.50% - 9%
due 9/15/2010 to 7/15/2038                                                                               64,600          64,600,000

Greenwich Capital Markets, Inc., purchased on 6/25/2008 to yield 1.98% to
7/02/2008, repurchase price $60,523,293, collateralized by GNMA, 4.50%
- 12% due 8/15/2008 to 6/20/2038                                                                         60,500          60,500,000

Master Government Securities LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                          Par
Issue                                                                                                    (000)                Value
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Securities (USA) Inc., purchased on 6/30/2008 to yield 1.75% to
7/01/2008, repurchase price $59,202,878, collateralized by U.S. Treasury
STRIPS (c), due 8/15/2021 to 2/15/2037                                                                 $ 59,200     $    59,200,000

J.P. Morgan Securities Inc., purchased on 6/24/2008 to yield 2% to
7/01/2008, repurchase price $59,022,944, collateralized by GNMA,
4.50% - 12.50% due 5/15/09 to 6/20/2038                                                                  59,000          59,000,000

Lehman Brothers Inc., purchased on 6/25/2008 to yield 1.93% to
7/01/2008, repurchase price $60,519,461, collateralized by GNMA,
4.50% - 11% due 8/20/2015 to 6/20/2038                                                                   60,500          60,500,000

Merrill Lynch Government Securities Inc., purchased on 6/25/2008 to yield 2%
to 7/02/2008, repurchase price $60,523,528, collateralized by GNMA, 5%
- 7.75% due 11/15/2026 to 2/20/2038 (d)                                                                  60,500          60,500,000

Mizuho Securities USA Inc., purchased on 6/30/2008 to yield 1.85% to
7/01/2008, repurchase price $59,203,042, collateralized by U.S. Treasury
Bill, due 10/16/2008 to 11/13/2008                                                                       59,200          59,200,000

Morgan Stanley & Co. Incorporated, purchased on 6/30/2008
to yield 1.70% to 7/01/2008, repurchase price $59,102,791,
collateralized by U.S. Treasury STRIPS (c), due 5/15/2021
to 2/15/2036                                                                                             59,100          59,100,000

UBS Securities LLC, purchased on 6/16/2008 to yield 2% to
7/16/2008, repurchase price $58,196,833, collateralized by GNMA,
4.50% - 13.50% due 8/15/2008 to 6/15/2038                                                                58,100          58,100,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost - $848,200,000)                                                                       848,200,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments  (Cost - $1,175,845,518*)  - 100.1%                                                                 1,175,845,518

Liabilities in Excess of Other Assets - (0.1%)                                                                           (1,751,314)
                                                                                                                    ---------------
Net Assets - 100.0%                                                                                                 $ 1,174,094,204
                                                                                                                    ===============

*     Cost for federal income tax purposes.
(a) U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase.
(b)   Repurchase Agreements are fully collateralized by U.S. Government
      Obligations.
(c)   Separately Traded Registered Interest and Principal of Securities
      (STRIPS).
(d) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                           Net
                                                        Activity        Interest
      Affiliate                                           (000)          Income
      --------------------------------------------------------------------------
      Merrill Lynch Government Securities Inc.          $ (8,000)     $ 315,641
      --------------------------------------------------------------------------

Master Government Securities LLC
Schedule of Investments June 30, 2008 (Unaudited)

o Effective April 1, 2008, the Master LLC adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master LLC's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Master LLC's investments:

      --------------------------------------------------------------------------
      Valuation                                                   Investments in
      Inputs                                                          Securities
      --------------------------------------------------------------------------
      Level 1                                                                 --
      Level 2                                                    $ 1,175,845,518
      Level 3                                                                 --
      --------------------------------------------------------------------------
      Total                                                      $ 1,175,845,518
      ==========================================================================

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Government Securities Fund and Master Government Securities LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    WCMA Government Securities Fund and Master Government Securities LLC

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    WCMA Government Securities Fund and Master Government Securities LLC

Date: August 22, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    WCMA Government Securities Fund and Master Government Securities LLC

Date: August 22, 2008